Quarterly Financial Information (Unaudited) (Tables)	12 Months Ended
Mar. 31, 2020
Quarterly Financial Information Disclosure [Abstract]
Quarterly Financial Information

	Fiscal 2020				Fiscal 2019
	June 30	Sept. 30	Dec. 31	Mar. 31	June 30	Sept. 30	Dec. 31	Mar. 31
BUSINESS SEGMENT SALES
Systems & Support	$313,605	$352,969	$338,924	$352,066	$306,632	$332,562	$323,619	$362,198
Aerospace Structures	419,178	422,579	368,972	345,158	532,387	528,366	490,337	511,314
Inter-segment Elimination	(2,552)	(3,438)	(3,230)	(4,114)	(6,119)	(5,820)	(6,061)	(4,485)

TOTAL SALES	$730,231	$772,110	$704,666	$693,110	$832,900	$855,108	$807,895	$869,027

GROSS PROFIT (1)	$119,461	$131,456	$142,200	$116,085	$38,742	$107,357	$72,007	$131,239

OPERATING INCOME (LOSS)
Systems & Support	$44,048	$62,337	$57,434	$(22,478)	$43,078	$51,380	$51,368	$55,270
Aerospace Structures	12,283	13,608	18,039	(2,066)	(79,587)	(22,744)	(49,813)	(264)
Corporate	(20,820)	(14,908)	(73,812)	(15,758)	(30,039)	(30,637)	(18,488)	(244,203)

TOTAL OPERATING INCOME (LOSS)	$35,511	$61,037	$1,661	$(40,302)	$(66,548)	$(2,001)	$(16,933)	$(189,197)

NET INCOME (LOSS)	$16,924	$42,234	$(13,206)	$(75,385)	$(77,736)	$(15,878)	$(32,147)	$(201,385)

Basic Income (Loss) per share	$0.34	$0.84	$(0.26)	$(1.46)	$(1.57)	$(0.32)	$(0.65)	$(4.05)

Diluted Income (Loss) per share	$0.34	$0.84	$(0.26)	$(1.46)	$(1.57)	$(0.32)	$(0.65)	$(4.05)

*	Difference due to rounding.
(1)	Gross profit includes depreciation.
(2)	Includes impairment of goodwill of $66,121 in Systems & Support.